Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000062489 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000062489 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000062489 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000062489 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062489 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062489 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062489 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062489 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062489 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062489 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062489 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000062489 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000062489 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062489 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062489 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062489 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062489 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062489 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062489 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062489 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038339 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000038339 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038339 | Unibail-Rodamco-WestfieldFR_BF2PQ0901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038339 | Link REITFR_B0PB4M906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038339 | Scentre GroupFR_BLZH0Z901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038339 | Segro PLCFR_B5ZN1N909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038339 | CapitaLand Integrated Commercial TrustFR_642012900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038339 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038339 | Klepierre SAFR_758255905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038339 | Hulic Co. Ltd.FR_680531902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038339 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000038339 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000038339 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000038339 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038339 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000038339 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000038339 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038339 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038339 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038339 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017550 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017550 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017550 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017550 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017550 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017550 | Allianz SEFR_523148906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017550 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017550 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017550 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017550 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017550 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017550 | France
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000017550 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017550 | Germany
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000017550 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000017550 | Spain
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017550 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017550 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017550 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149166 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000149166 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000149166 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149166 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149166 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149166 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149166 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149166 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149166 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149166 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000149166 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000149166 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149166 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149166 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149166 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149166 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149166 | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149166 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149166 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149166 | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038341 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038341 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000038341 | Samsung Electronics Co. Ltd.FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038341 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038341 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038341 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038341 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000038341 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038341 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038341 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038341 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000038341 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000038341 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000038341 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038341 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167041 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167041 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167041 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167041 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000167041 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000167041 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167041 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167041 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167041 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167041 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167041 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000167041 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000167041 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000167041 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167041 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167041 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167041 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167041 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000167041 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167041 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141272 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141272 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141272 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141272 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141272 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141272 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141272 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141272 | Unilever PLCFR_ACI30VPD5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141272 | Zurich Insurance Group AGFR_598381903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141272 | GSK PLCFR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141272 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000141272 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000141272 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000141272 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141272 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000141272 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141272 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000141272 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000141272 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141272 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167042 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000167042 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167042 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167042 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000167042 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000167042 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167042 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000167042 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000167042 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167042 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167042 | China
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000167042 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000167042 | India
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000167042 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000167042 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167042 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167042 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167042 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000167042 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167042 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141273 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141273 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141273 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141273 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141273 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141273 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141273 | Saudi Arabian Oil Co.FR_BJTM27902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141273 | Industrial & Commercial Bank of China Ltd.FR_B1G1QD902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141273 | Bank of China Ltd.FR_B15456906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141273 | Gold Fields Ltd.FR_628021909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141273 | China
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000141273 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000141273 | India
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000141273 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000141273 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141273 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141273 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000141273 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141273 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141273 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141274 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141274 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141274 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141274 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141274 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141274 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141274 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000141274 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000141274 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141274 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141274 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141274 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141274 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141274 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141274 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038337 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038337 | Samsung Electronics Co. Ltd.FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038337 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038337 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038337 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038337 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038337 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038337 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000038337 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000038337 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000038337 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038337 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038337 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038337 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038337 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000038337 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000038347 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000038347 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038347 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038347 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038347 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038347 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038347 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038347 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038347 | Reliance Industries Ltd.FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038347 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000038347 | China
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000038347 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000038347 | India
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000038347 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000038347 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038347 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038347 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038347 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038347 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038347 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017549 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017549 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017549 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017549 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017549 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017549 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017549 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017549 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017549 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017549 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017549 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017549 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017549 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017549 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017549 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017549 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017549 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017549 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110424 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110424 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110424 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110424 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110424 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110424 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000110424 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110424 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110424 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110424 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000110424 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000110424 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110424 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110424 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110424 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110424 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110424 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110424 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110424 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110424 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038346 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038346 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000038346 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038346 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038346 | Industrial & Commercial Bank of China Ltd.FR_B1G1QD902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038346 | Bank of China Ltd.FR_B15456906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038346 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038346 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038346 | BYD Co. Ltd.FR_653665901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038346 | Ping An Insurance Group Co. of China Ltd.FR_B01FLR903
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038346 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000038346 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000038346 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000038346 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038346 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038346 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038346 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038346 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038346 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038346 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038345 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038345 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000038345 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038345 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038345 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038345 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038345 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038345 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038345 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038345 | Reliance Industries Ltd.FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038345 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038345 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038345 | China
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000038345 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000038345 | India
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000038345 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038345 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038345 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038345 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038345 | Iraq
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000096745 | Ambev SAFR_BG7ZWY901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000096745 | Banco Bradesco SAFR_B00FM8905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096745 | Sino-American Silicon Products, Inc.FR_633527908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096745 | Saudi Telecom Co.FR_B12M7Q903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096745 | Sinbon Electronics Co. Ltd.FR_634935902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096745 | China Railway Group Ltd.FR_B297KM901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096745 | PTT PCL NVDRFR_642040901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096745 | Arca Continental SAB de CVFR_282388909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096745 | Abu Dhabi National Oil Co. for Distribution PJSCFR_BYVGM6909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096745 | Nedbank Group Ltd.FR_662800903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096745 | China
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000096745 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000096745 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000096745 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000096745 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000096745 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096745 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000096745 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000096745 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000096745 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253543 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000253543 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253543 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253543 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253543 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253543 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253543 | Accton Technology Corp.FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253543 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253543 | Al Rajhi BankFR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253543 | Vale SAFR_219628005
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253543 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000253543 | India
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000253543 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253543 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253543 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253543 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253543 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253543 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253543 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253543 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060582 | WinWay Technology Co. Ltd.FR_BV1VXB902
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060582 | Macronix International Co. Ltd.FR_657410908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060582 | Win Semiconductors Corp.FR_B56LHP903
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060582 | LandMark Optoelectronics Corp.FR_BL951P907
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060582 | Pan African Resources PLCFR_B23QH4909
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060582 | Kinsus Interconnect Technology Corp.FR_668787906
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060582 | ADATA Technology Co. Ltd.FR_671894905
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060582 | Structure Therapeutics, Inc.FR_86366E106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060582 | Lingbao Gold Group Co. Ltd.FR_B0W3C6902
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Universal Microwave Technology, Inc.FR_B1G54P900
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | China
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000060582 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000060582 | India
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000060582 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060582 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060582 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060582 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060582 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060582 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060582 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126352 | TELUS Corp.FR_87971M962
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126352 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126352 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000126352 | Getty Realty Corp.FR_374297109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000126352 | Legal & General Group PLCFR_056039902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126352 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126352 | APA GroupFR_624730909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126352 | Edison InternationalFR_281020107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126352 | Elisa OYJFR_570151902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126352 | Bank of Communications Co. Ltd.FR_B0B8Z2908
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126352 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000126352 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000126352 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126352 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000126352 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000126352 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126352 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126352 | China
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000126352 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000126352 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038340 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038340 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038340 | Aena SME SAFR_ACI2XYWJ4
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038340 | Transurban GroupFR_620088906
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038340 | Enbridge, Inc.FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038340 | Grupo Aeroportuario del Pacifico SAB de CVFR_400506101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038340 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038340 | Auckland International Airport Ltd.FR_BKX3XG902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038340 | Southern Co.FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038340 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038340 | United States
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000038340 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038340 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000038340 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000038340 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038340 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000038340 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038340 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000038340 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038340 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092104 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092104 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092104 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092104 | Nutrien Ltd.FR_67077M959
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092104 | BHP Group Ltd.FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092104 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092104 | UPM-Kymmene OYJFR_505125906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092104 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092104 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092104 | BP PLCFR_079805909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092104 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000092104 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092104 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000092104 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092104 | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092104 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092104 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000092104 | India
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092104 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092104 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057694 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057694 | Ambev SAFR_BG7ZWY901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | Nedbank Group Ltd.FR_662800903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057694 | Evonik Industries AGFR_ACI0559Y5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057694 | Orange SAFR_517617908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057694 | Pembina Pipeline Corp.FR_706327954
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057694 | Snam SpAFR_725147904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057694 | Koninklijke KPN NVFR_595607904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057694 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057694 | Sanofi SAFR_567173901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057694 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057694 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000057694 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000057694 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000057694 | France
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000057694 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000057694 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000057694 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000057694 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057694 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038338 | Meiko Electronics Co. Ltd.FR_630245900
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Tamarack Valley Energy Ltd.FR_87505Y987
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Kanematsu Corp.FR_648346005
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Mega Or Holdings Ltd.FR_B2N78D909
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Centerra Gold, Inc.FR_152006953
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Sprott, Inc.FR_852066968
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Nitto Boseki Co. Ltd.FR_664108008
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Kitron ASAFR_539968909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Westgold Resources Ltd.FR_BYVQ67903
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Insignia Financial Ltd.FR_671439909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038338 | Japan
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000038338 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038338 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000038338 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000038338 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038338 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038338 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000038338 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000038338 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163789 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000163789 | Nutrien Ltd.FR_67077M959
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163789 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163789 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163789 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163789 | Agnico Eagle Mines Ltd.FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163789 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163789 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163789 | Barrick Mining Corp.FR_06849F959
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163789 | Wheaton Precious Metals Corp.FR_962879953
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163789 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000163789 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163789 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163789 | Canada
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000163789 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163789 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163789 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163789 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163789 | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163789 | Congo
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Less than 0.05%.